SHARE CAPITAL (Details Narrative) - USD ($)			3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 19, 2025	May 29, 2024	Feb. 13, 2026	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					900,000,000	900,000,000
Ordinary shares, at par value					$ 0.00001	$ 0.00001
Ordinary share, voting right description					The Company has one class of authorized Ordinary Share and each share is entitled to one vote.
Ordinary shares, issued description				On February 7, 2024 (date of inception), total of 105,500,000 Ordinary Share was issued and 34,285,710 shares were issued to the Company’s founder, Chun Leung Chow (Eddy) and 71,214,290 were issued to Li Tao, Jin Yi, Fan Huan and Dong Sun at $0.00001 per share.
Subscription receivable				$ 1,055			$ 1,055
Working capital		$ 124,500						$ 1,055
Sale of ordinary shares		99,600,000
Stock Issued During Period, Shares, New Issues			1,884,000
Shares Issued, Price per Share			$ 0.25
Stock Issued During Period, Value, New Issues			$ 471,000
Ordinary stock, shares issued					206,984,000	205,100,000
Ordinary stock, shares outstanding					206,984,000	205,100,000
Preferred share, voting right description					Each Preferred Share is entitled to 10 votes per share and is not entitled to any dividend distribution right, conversion right, or any distribution of the surplus assets of the Company on its liquidation.
Preferred stock, shares issued					5,860,000	38,090,000
Preferred stock, shares outstanding					5,860,000	38,090,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		38,090,000
Repurchased and cancelled shares	32,230,000
Chun Leung Chow (Eddy) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares		34,028,570
Ordinary share price per share		$ 0.00125
Li Tao Jin Yi Fan Huan And Dong Sun [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares		65,571,430
Ordinary share price per share		$ 0.00125
Li Tao [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	10,009,890
Yi Jin [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	2,802,769
Huan Fan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	2,758,281
Dong Sun [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	429,059
Yansu Christie Ju [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	15,999,999